12. COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2014
Common Stock Tables
Summary of warrants issued

A summary of the warrants issued as of December 31, 2014 were as follows:

	December 31, 2014
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at 12/31/13	982,363	$7.41
Issued	178,538	$4.50
Exercised	(6,667)	$1.50
Forfeited	-	$-
Expired	-	$-
Outstanding at end of period	1,154,234	$7.00
Exerciseable at end of period	1,154,234

Summary of warrants outstanding

A summary of the warrants outstanding as of December 31, 2014 is presented below:

	December 31, 2014
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
530,373	1.53	$1.50	530,373
623,861	1.36	$11.67	623,861
1,154,234		$7.00	1,154,234	$7.00

Summary of unvested common stock awards
		Fair Market Value
	Common	per Share on
	Shares	Grant Date
Balance of unvested common shares at December 31, 2012	-	$-
Granted	800,002	8.76
Vested	-	-
Cancelled or expired	-	-
Balance of unvested common shares at December 31, 2013	800,002	8.76
Granted	-	-
Vested	(200,002)	8.76
Cancelled or expired	-	-
Balance of unvested common shares at December 31, 2014	600,000	$8.76